Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.13%
Aerospace & Defense–2.64%
Airbus SE (France)	12,815	$2,992,635
General Electric Co.	7,452	2,241,711
Northrop Grumman Corp.	11,156	6,797,574
		12,031,920
Agricultural & Farm Machinery–1.32%
Deere & Co.	13,220	6,044,977
Apparel Retail–1.55%
Ross Stores, Inc.	27,088	4,127,940
TJX Cos., Inc. (The)	20,302	2,934,451
		7,062,391
Application Software–1.39%
Salesforce, Inc.	26,759	6,341,883
Asset Management & Custody Banks–2.22%
BlackRock, Inc.	4,232	4,933,962
KKR & Co., Inc., Class A	40,001	5,198,130
		10,132,092
Biotechnology–1.66%
AbbVie, Inc.	18,427	4,266,588
Regeneron Pharmaceuticals, Inc.	5,893	3,313,457
		7,580,045
Building Products–2.08%
Carlisle Cos., Inc.(b)	8,117	2,670,168
Johnson Controls International PLC	32,286	3,549,846
Lennox International, Inc.(b)	6,174	3,268,269
		9,488,283
Communications Equipment–2.14%
Cisco Systems, Inc.	142,627	9,758,539
Construction Materials–1.62%
CRH PLC	61,740	7,402,626
Consumer Staples Merchandise Retail–2.55%
Walmart, Inc.	113,182	11,664,537
Diversified Banks–10.89%
Bank of America Corp.	215,695	11,127,705
Fifth Third Bancorp(b)	72,608	3,234,687
JPMorgan Chase & Co.	54,261	17,115,547
PNC Financial Services Group, Inc. (The)	40,855	8,208,995
Wells Fargo & Co.	119,744	10,036,942
		49,723,876
Electric Utilities–2.85%
Entergy Corp.(b)	62,327	5,808,253
PPL Corp.(b)	193,710	7,198,264
		13,006,517
Electrical Components & Equipment–3.38%
Eaton Corp. PLC	19,458	7,282,156
Emerson Electric Co.(b)	32,475	4,260,071
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	9,002	$3,873,651
		15,415,878
Electronic Manufacturing Services–0.89%
TE Connectivity PLC (Switzerland)	18,446	4,049,450
Food Distributors–1.57%
Sysco Corp.(b)	86,839	7,150,323
Health Care Distributors–0.97%
Cencora, Inc.	14,129	4,415,736
Health Care Equipment–2.88%
Abbott Laboratories	51,354	6,878,355
Medtronic PLC	65,664	6,253,839
		13,132,194
Health Care Services–1.42%
CVS Health Corp.(b)	85,864	6,473,287
Home Improvement Retail–2.75%
Lowe’s Cos., Inc.	49,902	12,540,872
Hotels, Resorts & Cruise Lines–1.53%
Marriott International, Inc., Class A	26,841	6,990,470
Household Products–1.00%
Colgate-Palmolive Co.(b)	56,909	4,549,305
Industrial Gases–0.96%
Air Products and Chemicals, Inc.(b)	16,129	4,398,701
Industrial Machinery & Supplies & Components–1.17%
Parker-Hannifin Corp.	7,076	5,364,669
Industrial REITs–1.22%
Prologis, Inc.	48,827	5,591,668
Insurance Brokers–1.28%
Marsh & McLennan Cos., Inc.	28,908	5,825,829
Integrated Oil & Gas–2.34%
Chevron Corp.	68,803	10,684,418
Integrated Telecommunication Services–1.48%
AT&T, Inc.	238,774	6,742,978
Interactive Media & Services–2.29%
Alphabet, Inc., Class A	43,001	10,453,543
Investment Banking & Brokerage–2.78%
Charles Schwab Corp. (The)	77,171	7,367,515
Morgan Stanley	33,634	5,346,461
		12,713,976
Life Sciences Tools & Services–1.96%
Danaher Corp.	34,591	6,858,011
Lonza Group AG (Switzerland)	3,147	2,104,205
		8,962,216
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Movies & Entertainment–1.31%
Walt Disney Co. (The)(b)	52,302	$5,988,579
Multi-Utilities–2.56%
CMS Energy Corp.	53,153	3,893,988
Public Service Enterprise Group, Inc.(b)	50,678	4,229,586
Sempra(b)	39,407	3,545,842
		11,669,416
Oil & Gas Exploration & Production–1.24%
ConocoPhillips	59,730	5,649,861
Oil & Gas Refining & Marketing–0.93%
Valero Energy Corp.(b)	24,997	4,255,989
Oil & Gas Storage & Transportation–1.58%
Williams Cos., Inc. (The)	114,124	7,229,755
Packaged Foods & Meats–0.71%
McCormick & Co., Inc.	48,493	3,244,667
Paper & Plastic Packaging Products & Materials–0.63%
Smurfit WestRock PLC	67,282	2,864,195
Personal Care Products–0.50%
L’Oreal S.A. (France)	5,303	2,304,086
Pharmaceuticals–4.28%
AstraZeneca PLC (United Kingdom)	30,762	4,712,769
Johnson & Johnson	61,803	11,459,512
Merck & Co., Inc.	40,238	3,377,176
		19,549,457
Property & Casualty Insurance–2.44%
American International Group, Inc.	90,546	7,111,483
Hartford Insurance Group, Inc. (The)	30,204	4,028,911
		11,140,394
Rail Transportation–1.58%
Union Pacific Corp.	30,588	7,230,086
Restaurants–2.85%
McDonald’s Corp.	32,213	9,789,209
Yum! Brands, Inc.	21,189	3,220,728
		13,009,937
Semiconductor Materials & Equipment–1.47%
ASML Holding N.V., New York Shares (Netherlands)	4,119	3,987,563
Lam Research Corp.	20,198	2,704,512
		6,692,075
Semiconductors–1.64%
Broadcom, Inc.	7,942	2,620,145
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	26,376	$4,846,063
		7,466,208
Soft Drinks & Non-alcoholic Beverages–1.39%
Coca-Cola Co. (The)	95,385	6,325,933
Specialty Chemicals–0.67%
DuPont de Nemours, Inc.	39,195	3,053,290
Systems Software–2.95%
Microsoft Corp.	21,702	11,240,551
Oracle Corp.	7,914	2,225,733
		13,466,284
Telecom Tower REITs–0.77%
Crown Castle, Inc.	36,341	3,506,543
Tobacco–1.78%
Philip Morris International, Inc.	49,999	8,109,838
Transaction & Payment Processing Services–1.07%
Visa, Inc., Class A	14,352	4,899,486
Total Common Stocks & Other Equity Interests (Cost $329,400,819)		443,349,278
Money Market Funds–3.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)(d)	5,149,234	5,149,234
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)(d)	9,562,192	9,562,192
Total Money Market Funds (Cost $14,711,426)		14,711,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $344,112,245)		458,060,704
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.83%
Invesco Private Government Fund, 4.14%(c)(d)(e)	12,476,035	12,476,035
Invesco Private Prime Fund, 4.26%(c)(d)(e)	32,379,235	32,388,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,864,984)		44,864,984
TOTAL INVESTMENTS IN SECURITIES–110.18% (Cost $388,977,229)		502,925,688
OTHER ASSETS LESS LIABILITIES—(10.18)%		(46,453,556)
NET ASSETS–100.00%		$456,472,132
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,256,524	$37,278,781	$(36,386,071)	$-	$-	$5,149,234	$100,553
Invesco Treasury Portfolio, Institutional Class	7,904,300	69,232,023	(67,574,131)	-	-	9,562,192	185,156
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,181,026	275,783,220	(272,488,211)	-	-	12,476,035	315,075*
Invesco Private Prime Fund	23,868,468	552,125,891	(543,600,577)	-	(4,833)	32,388,949	827,299*
Total	$45,210,318	$934,419,915	$(920,048,990)	$-	$(4,833)	$59,576,410	$1,428,083

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$431,235,583	$12,113,695	$—	$443,349,278
Money Market Funds	14,711,426	44,864,984	—	59,576,410
Total Investments	$445,947,009	$56,978,679	$—	$502,925,688
Invesco V.I. Diversified Dividend Fund